Financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments

17.  Financial instruments

Fair value of financial instruments

The following tables present the carrying values and fair values of the Company’s financial instruments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal market at the measurement date under current market conditions. Where available market rates have been used to determine fair values. When market values are not available, fair values have been calculated by discounting expected cash flows at prevailing market interest and exchange rates. The estimated fair values have been determined using market information and appropriate valuation methodologies but are not necessarily indicative of the amounts that the Company could realize in the normal course of business.

The financial assets and liabilities are presented by class in the tables below at their carrying values, which generally approximate the fair values.

2023

US$ thousand	Notes	Amortized cost	FVTPL(1)	Total
Assets
Other receivables	10	$1	$—	$1
Total financial assets		$1	$—	$1

Liabilities
Trade payables	14	$10,734	$—	$10,734
Trade payables to related parties	14	1,720	—	1,720
Other payables	14	6,483	—	6,483
Lease liabilities	15	635	—	635
Total financial liabilities		$19,572	$—	$19,572
(1)	FVTPL — Fair value through profit or loss.

2022

US$thousand	Notes	Amortized cost	FVTPL(1)	Total
Assets
Trade receivables from related parties	10	$—	$9,052	$9,052
Other receivables	10	1	-	1
Total financial assets		$1	$9,052	$9,503

Liabilities
Trade payables	14	$21,139	$—	$21,139
Trade payables to related parties	14	799	—	799
Other payables	14	6,560	—	6,560
Lease liabilities	15	976	—	976
Total financial liabilities		$29,474	$—	$29,474

(1)	FVTPL - Fair value through profit or loss.

18.	Financial instruments

Fair value of financial instruments

The following tables present the carrying values and fair values of the Company’s financial instruments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal market at the measurement date under current market conditions. Where available market rates have been used to determine fair values. When market values are not available, fair values have been calculated by discounting expected cash flows at prevailing market interest and exchange rates. The estimated fair values have been determined using market information and appropriate valuation methodologies but are not necessarily indicative of the amounts that the Company could realize in the normal course of business.

18.	Financial instruments (Continued)

The financial assets and liabilities are presented by class in the tables below at their carrying values, which generally approximate the fair values.

2022

		Amortized
US$ thousand	Notes	cost	FVTPL(1)	Total
Assets
Trade receivables from related parties	10	—	9,052	9,052
Other receivables	10	1	—	1
Total financial assets		1	9,052	9,053
Liabilities
Trade payables	14	21,139	—	21,139
Trade payables to related parties	14	799	—	799
Other payables	14	6,560	—	6,560
Lease liabilities	15	976	—	976
Total financial liabilities		29,474	—	29,474
(1)	FVTPL — Fair value through profit or loss.

2021

		Amortized
US$ thousand	Notes	cost	FVTPL(1)	Total
Assets
Trade receivables from related parties	10	—	2,551	2,551
Other receivables	10	141	—	141
Total financial assets		141	2,551	2,692
Liabilities
Trade payables	14	9,482	—	9,482
Trade payables to related parties	14	652	—	652
Other payables	14	8,455	—	8,455
Lease liabilities	15	1,273	—	1,273
Total financial liabilities		19,862	—	19,862
(1)	FVTPL — Fair value through profit or loss.

18.	Financial instruments

Fair value of financial instruments

The following tables present the carrying values and fair values of the Company’s financial instruments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal market at the measurement date under current market conditions. Where available market rates have been used to determine fair values. When market values are not available, fair values have been calculated by discounting expected cash flows at prevailing market interest and exchange rates.

The estimated fair values have been determined using market information and appropriate valuation methodologies but are not necessarily indicative of the amounts that the Company could realize in the normal course of business.

The financial assets and liabilities are presented by class in the tables below at their carrying values, which generally approximate the fair values.

2021

		Amortized
US$thousand	Notes	cost	FVTPL(1)	Total
Assets
Cash and cash equivalents		79	—	79
Trade receivables from related parties	10	—	2,551	2,551
Other receivables	10	141	—	141
Total financial assets		220	2,551	2,771
Liabilities
Trade payables	14	9,482	—	9,482
Trade payables to related parties	14	652	—	652
Other payables	14	8,455	—	8,455
Lease liabilities	15	1,273	—	1,273
Total financial liabilities		19,862	—	19,862
(1)	FVTPL — Fair value through profit or loss.

2020

		Amortized
US$thousand	Notes	cost	FVTPL(1)	Total
Assets
Cash and cash equivalents		110	—	110
Trade receivables from related parties	10	—	8,861	8,861
Other receivables	10	167	—	167
Total financial assets		277	8,861	9,138
Liabilities
Trade payables	14	8,656	—	8,656
Other payables	14	13,263	—	13,263
Lease liabilities	15	132	—	132
Total financial liabilities		22,051	—	22,051
(1)	FVTPL — Fair value through profit or loss.

January 1, 2020

		Amortized
US$thousand	Notes	cost	FVTPL(1)	Total
Assets
Cash and cash equivalents		264	—	264
Trade receivables from related parties	10	—	6,718	6,718
Other receivables	10	1,351	—	1,351
Total financial assets		1,615	6,718	8,333
Liabilities
Trade payables	14	5,688	—	5,688
Trade payables to related parties	14	481	481
Other payables	14	19,454	19,454
Lease liabilities	15	4,886	—	4,886
Total financial liabilities		30,509	—	30,509
(1)	FVTPL — Fair value through profit or loss.